LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
LEASE OBLIGATIONS

10.	LEASE OBLIGATIONS

As at December 31, 2022, the Trust had leases for the use of office space, office and other equipment, and ground leases for the land upon which four income-producing properties in Europe and Canada are situated. The Trust recognized these leases as right-of-use assets and recorded related lease liability obligations. During the year ended December 31, 2022, Granite recorded a right-of-use asset and related lease obligation of $2.2 million for office space in Canada.
The present value of future minimum lease payments relating to the right-of-use assets as at December 31, 2022 in aggregate for the next five years and thereafter are as follows:

2023	$746
2024	741
2025	739
2026	735
2027	458
2028 and thereafter	30,304
$33,723
During the year ended December 31, 2022, the Trust recognized $1.5 million (2021 — $1.6 million) of interest expense related to lease obligations (note 14(d)).